Stock-Based Compensation (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation (Textual) [Abstract]
Shares available for grant under various plans (subject to adjustment for forfeitures)	65
Fair value of shares vested	$ 72	$ 44	$ 12
Stock based compensation expense	118	113	89
Stock based compensation, after tax basis	73	70	55
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 156
Cost expected to be recognized over a weighted average period as compensation expense	2.4